INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities (Details 1) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Available for sale:
Amortized cost	$ 195,284	$ 120,770
Gross unrealized holding gains	772	365
Gross unrealized holding losses	93	93
Estimated fair value	195,963	121,042
U.S. Government agency securities
Available for sale:
Amortized cost	192,247	117,731
Gross unrealized holding gains	550	205
Gross unrealized holding losses	92	65
Estimated fair value	192,705	117,871
Municipal obligations
Available for sale:
Amortized cost	3,037	3,039
Gross unrealized holding gains	222	160
Gross unrealized holding losses	1	28
Estimated fair value	$ 3,258	$ 3,171